Trade accounts and other receivables from unrelated parties - Ageing analysis of trade accounts and other receivables from unrelated parties and the allowance for doubtful accounts (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	€ 3,574,270	€ 3,409,061
not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	2,120,276	2,029,791
up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	822,718	828,727
3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	249,256	202,770
6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	235,088	193,170
More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	146,932	154,603
Gross carrying amount
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	3,742,951	3,572,990
Gross carrying amount | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	2,143,985	2,042,024
Gross carrying amount | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	831,384	834,638
Gross carrying amount | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	254,570	206,903
Gross carrying amount | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	246,497	205,436
Gross carrying amount | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	266,515	283,989
Allowances/Expected credit losses
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(168,681)	(163,929)
Allowances/Expected credit losses | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(23,709)	(12,233)
Allowances/Expected credit losses | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(8,666)	(5,911)
Allowances/Expected credit losses | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(5,314)	(4,133)
Allowances/Expected credit losses | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(11,409)	(12,266)
Allowances/Expected credit losses | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	€ (119,583)	€ (129,386)